22. Borrowings (Details 1) $ in Thousands, $ in Thousands	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	$ 8,269,920		$ 6,294,433		$ 5,202,452	$ 6,224,330
US dollar
SummaryOfBorrowingsLineItems [Line Items]
Borrowings		$ 8,269,920		$ 6,294,433